Investments (details) - Net Investment Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net investment income
Gross investment income	$ 2,340	$ 2,420	$ 2,826
Investment expenses	38	41	39
Net investment income	2,302	2,379	2,787
Fixed maturities [Member]
Net investment income
Gross investment income	1,981	2,091	2,244
Equity securities [Member]
Net investment income
Gross investment income	37	39	40
Short-term securities [Member]
Net investment income
Gross investment income	29	12	9
Real estate [Member]
Net investment income
Gross investment income	51	48	44
Other investments [Member]
Net investment income
Gross investment income	$ 242	$ 230	$ 489